Risks Arising from Financial Instruments - Summary of Allowance for Impairment (Detail) - Impairment losses [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	$ (416)	$ (402)	$ (376)
Impairment losses	(54)	(38)	(37)
Derecognition	26	24	30
Currency translation and other	(18)	1	(19)
Ending balance	$ (462)	$ (416)	$ (402)